Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - ¥ / shares	Jun. 30, 2025	Jun. 30, 2024
Class A ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001
Ordinary shares, authorized	4,980,000,000	4,980,000,000
Ordinary shares, issued	12,650,000	8,700,000
Ordinary shares, outstanding	12,650,000	8,700,000
Class B ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, issued	1,300,000	1,300,000
Ordinary shares, outstanding	1,300,000	1,300,000